SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-88116) UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 107	[X]

and

REGISTRATION STATEMENT (NO. 811-03916) UNDER THE INVESTMENT COMPANY ACT OF 1940	
Amendment No. 110	[X]

VANGUARD SPECIALIZED FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant's Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] **immediately upon filing pursuant to paragraph (b)**
[ ] **on (date) pursuant to paragraph (b)**
[ ] **60 days after filing pursuant to paragraph (a)(1)**
[ ] **on (date) pursuant to paragraph (a)(1)**
[ ] **75 days after filing pursuant to paragraph (a)(2)**
[ ] **on (date) pursuant to paragraph (a)(2) of rule 485**

If appropriate, check the following box:

[ ] **This post-effective amendment designates a new effective date for a previously filed post-effective amendment.**

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,
the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration
Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
Town of Valley Forge and the Commonwealth of Pennsylvania, on the 18th day of June, 2019.
VANGUARD SPECIALIZED FUNDS
BY:______s/ Mortimer J. Buckley*
Mortimer J. Buckley
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date

/s/ Mortimer J. Buckley*	Chairman and Chief Executive	June 18, 2019
Officer
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	June 18, 2019
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	June 18, 2019
Amy Gutmann
/s/ F. Joseph Loughrey*	Trustee	June 18, 2019
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	June 18, 2019
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	June 18, 2019
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	June 18, 2019
Deanna Mulligan
/s/ André F. Perold*	Trustee	June 18, 2019
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	June 18, 2019
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	June 18, 2019
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	June 18, 2019
Thomas J. Higgins
*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216,
Incorporated by Reference.

C-1

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE